Cover	3 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Amendment Description	Post-Effective Amendment Number 1
Entity Registrant Name	Propanc Biopharma, Inc.
Entity Central Index Key	0001517681
Entity Tax Identification Number	33-0662986
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	302
Entity Address, Address Line Two	6 Butler Street
Entity Address, City or Town	Camberwell
Entity Address, Postal Zip Code	3124
City Area Code	61-03
Local Phone Number	9882-0780
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false